Related Party Transactions - Schedule of Amount of Receivables Due from and Payable to Related Parties (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,420	$ 1,347
Accounts payable to related parties	254	292
Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable from related parties	11	8
Accounts payable to related parties	$ 9	$ 4